RELATED PARTIES TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2020
Related party transactions [abstract]
Management fees and share-based payments
	Three Months ended September 30,				Nine months Ended September 30,
	2020		2019		2020		2019
	$		$		$		$

Management Fees		44,656		62,968		150,222		164,478
Stock-based Compensation		-		-		-		30,000

		44,656		62,968		150,222		194,478